PREPAID EXPENSES	12 Months Ended
Jun. 26, 2021
Medmen Enterprises Inc. [Member]
PREPAID EXPENSES

4. PREPAID EXPENSES

As of June 26, 2021 and June 27, 2020, prepaid expenses consist of the following:

	2021	2020

Prepaid Expenses	$4,553,105	$3,879,010
Prepaid Insurance	2,210,484	744,623

Total Prepaid Expenses	$6,763,589	$4,623,633